UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23084

SERIES PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6047

Date of fiscal year end: October 31, 2018

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

Highmore Managed Volatility Fund
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS - 19.14%
Aerospace Product and Parts Manufacturing - 1.36%
Lockheed Martin Corporation
1.850%, 11/23/2018	$735,000	$733,737
Agencies, Brokerages, and Other Insurance Related Activities - 0.48%
MetLife, Inc.
7.717%, 2/15/2019	250,000	256,645
Beverage Manufacturing - 1.30%
Anheuser-Busch InBev Worldwide, Inc.
2.200%, 8/1/2018	350,000	350,000
PepsiCo, Inc.
2.250%, 1/7/2019	350,000	349,653
		699,653
Commercial and Industrial Machinery and Equipment Rental and Leasing - 0.93%
Air Lease Corporation
3.375%, 1/15/2019	250,000	250,418
National Rural Utilities Cooperative Finance Corporation
2.150%, 2/1/2019	250,000	249,264
		499,682
Computer Systems Design and Related Services - 0.46%
International Business Machines Corporation
1.800%, 5/17/2019	250,000	248,483
Data Processing, Hosting, and Related Services - 0.26%
Hewlett Packard Enterprise Company
2.850%, 10/5/2018	138,000	138,062
Depository Credit Intermediation - 2.90%
Citigroup, Inc.
2.050%, 12/7/2018	350,000	349,610
Credit Agricole SA (a)
2.500%, 4/15/2019	300,000	299,544
Discover Bank
2.600%, 11/13/2018	250,000	249,958
Lloyds Bank PLC (a)
2.050%, 1/22/2019	250,000	249,218
PNC Bank, NA
1.950%, 3/4/2019	117,000	116,575
Sumitomo Mitsui Banking Corporation (a)
2.050%, 1/18/2019	300,000	299,263
		1,564,168
Drugs and Druggists' Sundries Merchant Wholesalers - 0.28%
The Procter & Gamble Company
1.600%, 11/15/2018	150,000	149,728
Electric Power Generation, Transmission and Distribution - 0.50%
PSEG Power LLC
2.450%, 11/15/2018	170,000	169,830
Public Service Company of Colorado
5.800%, 8/1/2018	102,000	102,000
		271,830
Medical and Diagnostic Laboratories - 0.38%
Quest Diagnostics, Inc.
2.700%, 4/1/2019	207,000	206,834
Motion Picture and Video Industries - 0.65%
The Walt Disney Company
1.500%, 9/17/2018	350,000	349,635
Natural Gas Distribution - 0.63%
Sempra Energy
9.800%, 2/15/2019	327,000	339,075
Newspaper, Periodical, Book, and Directory Publishers - 1.13%
21st Century Fox America, Inc.
8.250%, 8/10/2018	350,000	350,429
RELX Capital, Inc.
8.625%, 1/15/2019	250,000	256,377
		606,806
Nondepository Credit Intermediation - 1.14%
Boeing Capital Corporation
2.900%, 8/15/2018	500,000	500,087
John Deere Capital Corporation
2.250%, 4/17/2019	117,000	116,653
		616,740

Oil and Gas Extraction - 0.36%
Anadarko Petroleum Corporation
8.700%, 3/15/2019	190,000	196,668
Other Financial Investment Activities - 0.65%
Morgan Stanley
2.450%, 2/1/2019	350,000	349,722
Other Support Activities for Transportation - 0.56%
Expedia Group, Inc.
7.456%, 8/15/2018	300,000	300,505
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 0.46%
Monsanto Company
1.850%, 11/15/2018	250,000	249,442
Petroleum and Coal Products Manufacturing - 1.37%
Chevron Corporation
4.950%, 3/3/2019	372,000	377,394
Shell International Finance B.V. (a)
1.900%, 8/10/2018	360,000	359,943
		737,337
Plastics Product Manufacturing - 0.38%
Newell Brands, Inc.
2.600%, 3/29/2019	207,000	206,082
Rail Transportation - 0.95%
Canadian National Railway Company (a)
5.550%, 3/1/2019	250,000	254,006
Union Pacific Corporation
7.875%, 1/15/2019	250,000	255,710
		509,716
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.30%
The Dow Chemical Company
8.550%, 5/15/2019	155,000	161,727
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 0.64%
Kimberly-Clark Corporation
1.400%, 2/15/2019	350,000	347,722
Telecommunications - 0.83%
British Telecommunications PLC (a)
2.350%, 2/14/2019	250,000	249,376
Deutsche Telekom International Finance B.V. (a)
6.750%, 8/20/2018	195,000	195,419
		444,795
Tobacco Manufacturing - 0.24%
Altria Group, Inc.
9.700%, 11/10/2018	129,000	131,427
TOTAL CORPORATE BONDS (Cost $10,325,320)		10,316,221
	Shares
SHORT-TERM INVESTMENTS - 77.80% (b)
First American Treasury Obligations Fund, Institutional Share Class, 1.79%	41,947,215	41,947,215
Total Short-Term Investments
(Cost $41,947,215)		41,947,215
Total Investments
(Cost $52,272,535) - 96.94%		52,263,436
Other Assets in Excess of Liabilities - 3.06%		1,651,139
Total Net Assets - 100.00%		$53,914,575

(a)	Foreign Security.
(b)	The rate quoted is the annualized seven-day yield as of July 31, 2018.

As of July 31, 2018, the components of accumulated earnings gains (losses) on a tax basis were as follow*:

Total Portfolio
Tax Cost (1)	$52,272,535

Gross unrealized appreciation	14,414
Gross unrealized depreciation	(9,375)
Net unrealized appreciation	$5,039

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

Valuation of Investments

The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

 Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset values (“NAV”).

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Swap contracts on index futures prices are determined by using the same methods used to price the underlying index. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
                Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds*	$-	$10,316,221	$-	$10,316,221
Short-Term Investments	41,947,215	-	-	41,947,215
Futures Contracts**	-	14,138	-	14,138
Total Investments	$41,947,215	$10,330,359	$-	$52,277,574

*	Please refer to the Schedule of Investments to view corporate bonds segregated by industry type.
**	Futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Fund did not have any Level 3 investments during the period.  It is the Fund's policy to record transfers at the end of the reporting period.  For the period ended July 31, 2018, there were no transfers between levels.

Highmore Managed Volatility Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
July 31, 2018 (Unaudited)

					Unrealized
		Number of Contracts	Notional		Appreciation
Expiration Date	Issue	Purchased (Sold)	Amount	Value	(Depreciation)*
LONG FUTURES CONTRACTS
8/22/2018	CBOE Volatility Index (VIX)	200	$2,815,000	$(160,000)	$14,138
				$(160,000)	$14,138
	* Net unrealized appreciation (depreciation) is a receivable (payable).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title  /s/ John Hedrick
John Hedrick, President

Date  August 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Hedrick
John Hedrick, President

Date  August 16, 2018

By (Signature and Title)*  /s/ David Cox
David Cox, Treasurer

Date  August 16, 2018

* Print the name and title of each signing officer under his or her signature.